Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		93 Months Ended	102 Months Ended	12 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended		1 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2012	Oct. 31, 2011	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2012	Oct. 31, 2012	Jan. 31, 2012 Options and Warrants	Jan. 31, 2011 Options and Warrants	Oct. 31, 2012 General and Administrative Expense	Oct. 31, 2011 General and Administrative Expense	Oct. 31, 2012 General and Administrative Expense	Oct. 31, 2011 General and Administrative Expense	Jan. 31, 2012 General and Administrative Expense	Jan. 31, 2011 General and Administrative Expense	Aug. 04, 2011 AuroTellurio Option Agreement	Oct. 31, 2012 AuroTellurio Option Agreement	Jan. 31, 2012 AuroTellurio Option Agreement	Jan. 31, 2011 AuroTellurio Option Agreement
Summary Of Significant Accounting Policies [Line Items]
Mineral Rights																		$ 91,250	$ 47,500	$ 20,000
Mineral property expenses	37,987	85,387	220,872	215,795	355,653	52,452	433,755	654,627
Stock-based compensation			125,000	0	505,539	234,445	1,008,652	125,000			74,997	82,498	357,779	423,042	505,539	234,445
Estimated useful life of the vehicle					5 years
Antidilutive securities excluded from computation of earnings per share, amount									11,000,000	19,369,565
Noncash Or Part Noncash Acquisition Noncash Financial Or Equity Instrument Consideration Value Of Shares Issued			$ 3,750	$ 17,500	$ 17,500		$ 17,500	$ 21,250									$ 17,500